Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Jun. 27, 2021
Revenue from Contract with Customer [Abstract]
Recognized revenue	$ 3,193	$ 1,785	$ 5,044